Note 6 - Accounts Payable and Accrued Liabilities - Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Sep. 30, 2023	Mar. 31, 2023
Statement Line Items [Line Items]
Trade payables	$ 199,243	$ 884,741
Advance royalty payable	328,228	313,001
Accrued liabilities	79,934	311,004
Due to related parties	59,487	112,975
Total	$ 666,892	$ 1,621,721